Income Tax (Details 2) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement [Line Items]
Total unrecognized deductible temporary differences	$ 40,672,496	$ 18,664,794
Intangible assets	801,058	8,349,822	$ 288,349
Equipment	542,742	5,307	0
Lease liability	(68,138)	(367,629)
Other [member]
Statement [Line Items]
Tax loss carryforwards	400,570	0
USA [member]
Statement [Line Items]
Tax loss carryforwards	10,303,206	1,884,739
Intangible assets		299,235
Equipment
Lease liability	1,418,024	39,346
CDA [member]
Statement [Line Items]
Tax loss carryforwards	24,293,651	14,909,045
Intangible assets	119,978	53,954
Equipment		343
Financing costs	3,568,281	$ 1,478,132
Capital loss	$ 568,786